Other Income (Tables)	6 Months Ended
Sep. 30, 2025
Other Income [Abstract]
Schedule of Other Income
	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Government grant	$1,468	$-
Disposal of scraps and others	3,838	804
Total	$5,306	$804